Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 11, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 64,268,000	$ 40,277,000
Impairment loss recognised in profit or loss, goodwill	0	$ 0
Arcola Energy Limited
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 23,991,000		$ 23,991,000